Stockholder's Equity Organizational Structure and Initial Public Offering (Details) (USD $) In Millions, except Share data, unless otherwise specified	9 Months Ended	0 Months Ended
	Sep. 30, 2014	Jul. 23, 2014	Jan. 29, 2014	Jan. 15, 2014	Dec. 31, 2013
Class of Stock [Line Items]
Common stock authorized (number of shares)				1,000
Preferred stock authorized (number of shares)	100,000		100,000		0
Preferred stock par value ($ per share)	$ 0.01		$ 0.01		$ 0
Common stock outstanding (shares)		101,018,990
Noncontrolling Interest, Ownership Percentage by Parent		30.30%
Payments for Repurchase of Common Stock	$ 159.2
Mt. Signal | Mt Signal, California
Class of Stock [Line Items]
Value assigned to equity consideration		292.0
Class C common stock converted to Class A common stock
Class of Stock [Line Items]
Common stock conversion ratio		85.8661
Net SunEdison Investment
Class of Stock [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners		63.90%
Riverstone
Class of Stock [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners		5.80%
Class A Common Stock
Class of Stock [Line Items]
Common stock authorized (number of shares)	63,581,000		500,000		0
Restricted stock issued to certain individuals (number of shares)			10,942
Common stock par value ($ per share)	$ 0.01		$ 0.01		$ 0
Voting rights (in votes per share)			1
Common stock outstanding (shares)	30,652,000	23,074,750			0
Class A Common Stock | IPO
Class of Stock [Line Items]
Issuance of common stock (shares)		20,065,000
Common stock issued (in $ per share)		$ 25
Proceeds from Issuance Initial Public Offering		501.6
Proceeds from sale of stock		463.9
Class A Common Stock | Over-Allotment Option
Class of Stock [Line Items]
Issuance of common stock (shares)		3,009,750
Proceeds from Issuance Initial Public Offering		75.2
Proceeds from sale of stock		69.6
Class A Common Stock | Private Placement | Altai and Everstream
Class of Stock [Line Items]
Issuance of common stock (shares)		2,600,000
Proceeds from Issuance of Private Placement		$ 65.0
Class A Common Stock | Net SunEdison Investment
Class of Stock [Line Items]
Issuance of common stock (shares)			250,000
Common stock conversion ratio		127.1624
Common stock outstanding (shares)	250,000
Class B common stock
Class of Stock [Line Items]
Common stock authorized (number of shares)	65,709,000		500,000		0
Common stock par value ($ per share)	$ 0.01		$ 0.01		$ 0
Voting rights (in votes per share)			10
Common stock outstanding (shares)	64,527,000	64,526,654			0
Class B common stock | Mt. Signal | Mt Signal, California
Class of Stock [Line Items]
Common stock issued in acquisition (in shares)		5,840,000
Class B common stock | Net SunEdison Investment
Class of Stock [Line Items]
Issuance of common stock (shares)			250,000
Common stock conversion ratio		262.8376
Common stock outstanding (shares)	250,000
Class B1 Common Stock
Class of Stock [Line Items]
Common stock authorized (number of shares)			100,000
Common stock par value ($ per share)			$ 0.01
Voting rights (in votes per share)				1
Class B1 Common Stock | Executive officers and management
Class of Stock [Line Items]
Issuance of common stock (shares)			41,765
Common stock outstanding (shares)	41,765
Class B1 common stock
Class of Stock [Line Items]
Common stock authorized (number of shares)	260,000,000	260,000,000			0
Common stock par value ($ per share)	$ 0.01	$ 0.01			$ 0
Voting rights (in votes per share)		1
Common stock outstanding (shares)	5,840,000	5,840,000			0
Class B1 common stock | Mt. Signal | Mt Signal, California
Class of Stock [Line Items]
Common stock issued in acquisition (in shares)		5,840,000